Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of Assets that Are Measured at Fair Value On A Recurring Basis
As of December 31, 2015 and 2016, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2015
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Contingent considerations	-	-	(30,000)

	-	-	(30,000)

As of December 31, 2016
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Contingent considerations	-	-	-

	-	-	-